Principal accounting policies - Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Principal accounting policies
Advertising expenses	$ 6,769	$ 10,458	$ 8,658